Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last two completed fiscal years. In determining the “Compensation Actually Paid” to the Company’s named executive officers (“NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.

Pay Versus Performance Table

The following table shows compensation values previously reported in the Summary Compensation Table, as well as adjusted values required for this section for fiscal years 2024 and 2025 for each of our principal executive officers (each a "PEO") and the average compensation for the Company’s other named executive officers to our net income and total shareholder return for the last two fiscal years.

Year	Summary Compensation Table Total for Mark Iwicki (Current)(1) $	Summary Compensation Table Total for Milton Werner (Former)(1) $	Compensation Actually Paid to Mark Iwicki (Current) (1)(3) $	Compensation Actually Paid to Milton Werner (Former)(1)(3) $	Average Summary Compensation Table Total for Non-PEO NEOs(2) $	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) $	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4) $	Net Income (in millions) $
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)
2025	30,586,007	803,063	29,676,150	735,631	6,497,489	6,332,921	161.42	(48.26)
2024	n/a	7,980,623	n/a	7,599,328	790,284	814,915	255.91	(27.52)

(1)
Milton Werner founded the Company in 2008 and was our Chief Executive Officer until his resignation in February 2025. Mark Iwicki has been Chief Executive Officer of the Company since February 2025.
(2)
Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2025: Chris Cabell, M.D. and David McIntyre

2024: Joseph Frattaroli and Garth Lees-Rolfe

(3)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025			2024
	Iwicki, Mark	Werner, Milton	Average Non-CEO NEOs	Werner, Milton	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$30,586,007	$803,063	$6,497,489	$7,980,623	$790,284
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(29,429,299)	(40,449)	(5,832,266)	(7,174,108)	(407,605)
Year-end fair value of unvested awards granted in the current year	23,999,279	—	5,667,698	195,706	147,379
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	(3,645)	—	(20,297)	(1,214)
Fair values at vest date for awards granted and vested in current year	4,520,163	—	—	6,608,159	292,697
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	(23,338)	—	9,245	1,440
Forfeitures during covered year equal to prior year-end fair value	—	—	—	—	(8,066)
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—
Compensation Actually Paid (as calculated)	$29,676,150	$735,631	$6,332,921	$7,599,328	$814,915

(4)
Cumulative total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 as of December 31, 2023, assuming reinvestment of all dividends.

Named Executive Officers, Footnote
(1)
Milton Werner founded the Company in 2008 and was our Chief Executive Officer until his resignation in February 2025. Mark Iwicki has been Chief Executive Officer of the Company since February 2025.
(2)
Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2025: Chris Cabell, M.D. and David McIntyre

2024: Joseph Frattaroli and Garth Lees-Rolfe

Adjustment To PEO Compensation, Footnote
(3)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025			2024
	Iwicki, Mark	Werner, Milton	Average Non-CEO NEOs	Werner, Milton	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$30,586,007	$803,063	$6,497,489	$7,980,623	$790,284
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(29,429,299)	(40,449)	(5,832,266)	(7,174,108)	(407,605)
Year-end fair value of unvested awards granted in the current year	23,999,279	—	5,667,698	195,706	147,379
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	(3,645)	—	(20,297)	(1,214)
Fair values at vest date for awards granted and vested in current year	4,520,163	—	—	6,608,159	292,697
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	(23,338)	—	9,245	1,440
Forfeitures during covered year equal to prior year-end fair value	—	—	—	—	(8,066)
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—
Compensation Actually Paid (as calculated)	$29,676,150	$735,631	$6,332,921	$7,599,328	$814,915

Non-PEO NEO Average Total Compensation Amount	$ 6,497,489	$ 790,284
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,332,921	814,915
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2025			2024
	Iwicki, Mark	Werner, Milton	Average Non-CEO NEOs	Werner, Milton	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$30,586,007	$803,063	$6,497,489	$7,980,623	$790,284
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(29,429,299)	(40,449)	(5,832,266)	(7,174,108)	(407,605)
Year-end fair value of unvested awards granted in the current year	23,999,279	—	5,667,698	195,706	147,379
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	(3,645)	—	(20,297)	(1,214)
Fair values at vest date for awards granted and vested in current year	4,520,163	—	—	6,608,159	292,697
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	(23,338)	—	9,245	1,440
Forfeitures during covered year equal to prior year-end fair value	—	—	—	—	(8,066)
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—
Compensation Actually Paid (as calculated)	$29,676,150	$735,631	$6,332,921	$7,599,328	$814,915

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship between PEO and non-PEO NEO Compensation Actually Paid and TSR

The following chart sets forth the relationship between Compensation Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and our Net Loss during the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 161.42	255.91
Net Income (Loss)	(48,260,000)	(27,520,000)
Mark Iwicki [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	30,586,007
PEO Actually Paid Compensation Amount	$ 29,676,150
PEO Name	Mark Iwicki
Milton Werner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 803,063	7,980,623
PEO Actually Paid Compensation Amount	735,631	$ 7,599,328
PEO Name		Milton Werner
PEO | Mark Iwicki [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,429,299)
PEO | Mark Iwicki [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,999,279
PEO | Mark Iwicki [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Iwicki [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,520,163
PEO | Mark Iwicki [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Iwicki [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mark Iwicki [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Milton Werner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,449)	$ (7,174,108)
PEO | Milton Werner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	195,706
PEO | Milton Werner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,645)	(20,297)
PEO | Milton Werner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,608,159
PEO | Milton Werner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,338)	9,245
PEO | Milton Werner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Milton Werner [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,832,266)	(407,605)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,667,698	147,379
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,214)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	292,697
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,440
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(8,066)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0